REVENUES	12 Months Ended
Dec. 31, 2023
REVENUES
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of solar modules	37,737,383	80,224,354	114,381,172
Sales of solar cells	606,582	1,024,114	1,597,490
Sales of silicon wafers	1,152,055	466,553	283,561
Sales of solar projects	—	31,400	41,982
Sales of other solar products	1,043,760	1,380,875	2,374,386
Processing service fees	186,045	—	—
Revenue from generated electricity	100,696	—	—
Total	40,826,521	83,127,296	118,678,591

In December 2022 and January 2023, the Company received contingent payments in cash related to its sales of solar projects and recognized revenue of RMB31 million and RMB42 million, respectively.

During the years of 2021, 2022 and 2023, electricity revenue generated from certain overseas project assets constructed for sale upon completion, with the amount of nil, RMB47 million and nil, was considered as incidental revenue and accounted for as a reduction of the capitalized project costs for development.

The following table summarizes the Group’s net revenues generated in respective region (RMB in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	10,134,888	34,839,410	45,418,257
Europe	7,481,581	19,637,777	21,731,240
Asia Pacific	10,239,162	11,274,447	19,431,642
North America	6,621,799	3,727,493	10,461,589
Rest of the world	6,349,091	13,648,169	21,635,863
Total	40,826,521	83,127,296	118,678,591